Simplify Treasury Option Income ETF (formerly Simplify Stable Income ETF)
Schedule of Investments
September 30, 2024 (Unaudited)
1
††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.
Principal Value
U.S. Treasury Bills – 100.0%
U.S. Treasury Bill, 4.94%, 10/15/2024(a) ....................................... $ 50,000,000 $ 49,908,358
U.S. Treasury Bill, 5.38%, 10/29/2024(a) ....................................... 151,000,000 150,444,195
Total U.S. Treasury Bills (Cost $200,292,148) ....................................... 200,352,553
Total Investments – 100.0%
(Cost $200,292,148) ........................................................... $ 200,352,553
Liabilities in Excess of Other Assets – (0.0)%† ........................................ (20,159)
Net Assets – 100.0% ............................................................ $ 200,332,394
Number of
Contracts Notional Amount
Written Options – (0.3)%
Calls – Exchange-Traded – (0.1)%
U.S. Treasury Bond Future, October Strike Price $134, Expires 10/04/24 ... (750) $ (100,500,000) $ 0
U.S. Treasury Bond Future, October Strike Price $132, Expires 10/25/24 ... (2,000) (264,000,000) (93,750)
U.S. Treasury Bond Future, October Strike Price $134, Expires 10/25/24 ... (2,000) (268,000,000) (62,500)
(156,250)
Puts – Exchange-Traded – (0.2)%
U.S. Treasury Bond Future, October Strike Price $118, Expires 10/25/24 .... (2,000) $ (236,000,000) $ (93,750)
U.S. Treasury Bond Future, October Strike Price $120, Expires 10/25/24 ... (2,000) (240,000,000) (312,500)
(406,250)
Total Written Options (Premiums Received $890,482) ................................... $ (562,500)
† Less than 0.05%
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
Summary of Investment Type††
Investment Categories
% of Net
Assets
U.S. Treasury Bills ................................................................................ 100.0%
Total Investments ................................................................................ 100.0%
Liabilities in Excess of Other Assets .................................................................. (0.0)%†
Net Assets ..................................................................................... 100.0%